Segment Information (Details Narrative)	6 Months Ended
	Dec. 31, 2019 AUD ($) Customers Segment	Dec. 31, 2018 AUD ($) Customers
Statement Line Items [Line Items]
Number of operating segments | Segment	1
Property, plant and equipment, depreciation	$ 12,156	$ 12,199
Leased assets	103,635
Cost of goods sold	$ 194,501	$ 79,674
Number of customer generated revenues representing more than 10% of total consolidated revenue from operations | Customers	0	0
Laboratory Specific Employees [Member]
Statement Line Items [Line Items]
Cost of goods sold	$ 109,581	$ 32,670
Laboratory Specific Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, depreciation	27,405	28,408
Laboratory and Research and Development [Member]
Statement Line Items [Line Items]
Employee expenses	$ 675,822	$ 1,100,509